Income Taxes	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Income Taxes

NOTE 8—INCOME TAXES

The effective tax rate was 51.06% and (1.51)% for the three months ended May 4, 2013, and April 28, 2012, respectively. The increase in the effective tax rate for the three months ended May 4, 2013 was primarily due to no longer recording a U.S. valuation allowance against net deferred tax assets, as well as non-deductible stock-based compensation charges.

As of the end of fiscal year 2012, the Company’s U.S. operations achieved a position of cumulative profits (adjusted for permanent differences) for the most recent three-year period. The Company concluded that this record of cumulative profitability in recent years, coupled with its business plan for profitability in future periods, provided assurance that its future tax benefits more likely than not would be realized. Accordingly, in the fourth quarter of fiscal 2012, the Company released all of its U.S. valuation allowance of $57.2 million against net deferred tax assets.

As of May 4, 2013, the Company has retained a valuation allowance of $0.3 million against deferred tax assets for its Shanghai operations.

As of both May 4, 2013 and February 2, 2013, $1.8 million of the exposures related to unrecognized tax benefits would affect the effective tax rate if realized and are included in other long-term obligations on the condensed consolidated balance sheets. These amounts are primarily associated with foreign tax exposures that would, if realized, reduce the amount of net operating losses that would ultimately be utilized. As of May 4, 2013, $0.3 million of the exposures related to unrecognized tax benefits are expected to decrease in the next 12 months due to the lapse of the statute of limitations.

Adjustments required upon adoption of accounting for uncertainty in income taxes related to deferred tax asset accounts were offset by the related valuation allowance. Future changes to the Company’s assessment of the realizability of those deferred tax assets will impact the effective tax rate. The Company accounts for interest and penalties related to exposures as a component of income tax expense. The Company has accrued $0.5 million of interest expense associated with exposures as of May 4, 2013 and February 2, 2013.

NOTE 10—INCOME TAXES

The following is a summary of the income tax expense (benefit) (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Current
Federal	$—	$—	$53
State	236	331	837
Foreign	(387)	595	280

Total current tax expense (benefit)	(151)	926	1,170

Deferred
Federal	(48,745)	(76)	135
State	(12,903)	223	(397)
Foreign	(224)	48	(223)

Total deferred tax benefit	(61,872)	195	(485)

Total income tax expense (benefit)	$(62,023)	$1,121	$685

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Provision at federal statutory tax rate	35.0%	34.0%	34.0%
State income taxes—net of federal tax impact	0.7	5.6	2.1
Foreign income	0.6	(2.0)	(3.3)
Net adjustments to tax accruals and other	0.1	4.6	(4.4)
Valuation allowance	76.5	(49.4)	(32.5)
Stock-based compensation	(30.0)	12.4	(6.7)

Effective tax rate	82.9%	5.2%	(10.8)%

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	February 2, 2013	January 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$11,026	$9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)

Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)

Net current deferred tax assets	37,006	4,161

Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231	—
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850

Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)

Net non-current deferred tax assets (liabilities)	6,873	(22,153)

Net deferred tax assets (liabilities)	$43,879	$(17,992)

A reconciliation of the valuation allowance is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$57,484	$68,318	$65,087
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467

Balance at end of fiscal year	$293	$57,484	$68,318

The Company has recorded deferred tax assets and liabilities based upon estimates of their realizable value, such estimates are based upon likely future tax consequences. In assessing the need for a valuation allowance, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be realized, the Company records a valuation allowance.

As of the end of fiscal year 2012, the Company’s U.S. operations achieved a position of cumulative profits (adjusted for permanent differences) for the most recent three-year period. The Company concluded that this record of cumulative profitability in recent years, coupled with its business plan for profitability in future periods, provided assurance that its future tax benefits more likely than not would be realized. Accordingly, in fiscal 2012, the Company released all of its U.S. valuation allowance of $57.2 million against net deferred tax assets.

As of February 2, 2013, the Company has retained a valuation allowance totaling $0.3 million against deferred tax assets for its Shanghai operations.

As of February 2, 2013, the Company had federal and state net operating loss carryovers of $28.3 million and $31.6 million, respectively. The federal and state net operating loss carryovers will expire between 2014 and 2031. Internal Revenue Code Section 382 and similar state rules place a limitation on the amount of taxable income which can be offset by net operating loss carryforwards after a change in ownership (generally greater than 50% change in ownership). The Company cannot give any assurances that it will not undergo an ownership change in the future resulting in further limitations on utilization of net operating losses.

A reconciliation of the exposures related to unrecognized tax benefits is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$2,505	$9,015	$8,261
Gross (decreases) increases—prior period tax positions	(57)	—	—
Gross increases (decreases)—current period tax positions	—	(14)	1,048
Consent for accounting method change	—	(6,496)	—
Lapses in statute of limitations	(607)	—	(294)

Balance at end of fiscal year	$1,841	$2,505	$9,015

As of February 2, 2013 and January 28, 2012, $1.8 million and $2.5 million, respectively, of the exposures related to unrecognized tax benefits would affect the effective tax rate if realized and are included in other long-term obligations on the consolidated balance sheets. These amounts are primarily associated with foreign tax exposures that would, if realized, reduce the amount of net operating losses that would ultimately be utilized. As of February 2, 2013, $0.3 million of the exposures related to unrecognized tax benefits are expected to decrease in the next 12 months due to the lapse of the statute of limitations.

Adjustments required upon adoption of accounting for uncertainty in income taxes related to deferred tax asset accounts were offset by the related valuation allowance. Future changes to the Company’s assessment of the realizability of those deferred tax assets will impact the effective tax rate. The Company accounts for interest and penalties related to exposures as a component of income tax expense. The Company has accrued $0.5 million and $1.3 million of interest associated with exposures as of February 2, 2013, and January 28, 2012, respectively.

A significant portion of the Company’s unrecognized tax benefits as of January 29, 2011 was related to an uncertain tax position for advanced payments for the sale of gift cards. The Company filed a request to change its accounting method for advanced payments for the sale of gift cards with the IRS in fiscal 2011 and, during the fourth quarter of fiscal 2011, the IRS approved the Company’s request. This approval allowed the Company to increase its tax liability for the impact of the change over a four-year period beginning with its January 28, 2012 tax return. The Company reduced its balance of unrecognized tax benefits by $6.5 million for the impact of the approval on this uncertain tax position.

This Company is subject to tax in the United States, Canada, Shanghai and Hong Kong. The Company could be subject to United States federal and state tax examinations for years 2001 and forward by virtue of net operating loss carryforwards available from those years. There are no United States tax examinations currently in progress. The Company may also be subject to audits in Canada for years 2004 and forward. During fiscal 2012, the Canada Revenue Agency concluded, with no adjustments, its audit of Restoration Hardware Canada, Inc. for the years ended 2006 and 2007 and for the period ended June 16, 2008.